Related-party Transactions	12 Months Ended
Dec. 31, 2017
Related Party Transactions [Abstract]
Related-party Transactions

7. Related-party Transactions

Consulting Agreements

In August 2013, the Company entered into a consulting agreement (the 2013 Consulting Agreement) with Joe Pike, one of the Company’s founders and then chairman of the Company’s board of directors. Consideration under the 2013 Consulting Agreement was amended in January 2014 and January 2015. Pursuant to the 2013 Consulting Agreement, as amended, Mr. Pike provided consulting services with respect to management advisory services as requested from time to time. The 2013 Consulting Agreement, as amended, provided for monthly compensation of approximately $29,000. In November 2015, Mr. Pike resigned as chairman of the Company’s board of directors. On September 14, 2016, the 2013 Consulting Agreement was terminated and included (i) a waiver by Mr. Pike for approximately $0.2 million in consulting fees and (ii) a termination fee of approximately $0.4 million, which included approximately $0.3 million for tax liabilities incurred from a reorganization of the Company during 2015 ((the 2015 Reorganization)

(see Founder Transactions below for additional information). During the year ended December 31, 2017, no compensation was paid to Mr. Pike. During the year ended December 31, 2016, compensation paid to Mr. Pike totaled $0.4 million.

Effective April 1, 2016, the Company entered into a one-year consulting agreement (the 2016 Consulting Agreement) with Thomas Lynch, the chairman of the Company’s board of directors. Pursuant to the 2016 Consulting Agreement, Mr. Lynch provides consulting services with respect to investor relations and business development activities as requested from time to time. Pursuant to the agreement, Mr. Lynch (i) receives compensation of approximately $0.4 million, of which approximately $0.1 million relates to his board service, (ii) received a stock option for the purchase of 150,000 shares of the Company’s common stock with an exercise price of $1.19 per share and (iii) was issued a restricted stock unit for the rights to 100,000 shares of the Company’s common stock (RSU), subject to a restricted stock unit agreement dated October 13, 2016. The stock option vests over a one-year period, through March 1, 2017, and an aggregate of 150,000 shares were vested as of December 31, 2017. The restricted units were expected to vest the later of March 1, 2017 or the completion of an IPO by the Company, however, upon closing of the Company’s Merger, as more fully described in Note 14 –Subsequent Events, Mr. Lynch agreed to cancel his restricted stock units. As of December 31, 2016, accrued compensation, excluding board fees, owed to Mr. Lynch under his 2016 Consulting Agreement totaled approximately $0.3 million which was paid to Mr. Lynch in 2017. See Restricted Stock Units discussion in Note 10 — Equity Incentive Plan for the accounting treatment for Mr. Lynch’s RSU.

In August 2017, the Company and Mr. Lynch entered into a two-year consulting agreement (the 2017 Consulting Agreement), which was effective as of April 1, 2017. This 2017 Consulting Agreement provides for (i) annual compensation of $0.4 million, including $0.1 million related to his board services and (ii) a stock option for the purchase of 250,000 shares of the Company’s common stock which vests quarterly through March 31, 2018. As of December 31, 2017, the Company’s board of directors had not determined the exercise price of Mr. Lynch’s option, and as such the option remained unissued. During the year ended December 31, 2017, compensation paid to Mr. Lynch under the 2017 Consulting Agreement was $0.1 million and accrued compensation owed to Mr. Lynch totaled approximately $0.4 million, of which approximately $0.3 million relates to a bonus earned by Mr. Lynch during 2017.

Founder Transactions

The Company’s 2015 Reorganization created tax liabilities of approximately $0.4 million on an aggregate basis for two of the Company’s founders, Mr. Pike and Thomas Darden. In March 2016, the Company’s board of directors authorized the Company to issue a one-time bonus to each of the founders to cover their tax liabilities. As described under Consulting Agreements, above, Mr. Pike received approximately $0.3 million, which was included as part of his $0.4 million termination fee associated with the 2013 Consulting Agreement. As of December 31, 2016, Mr. Darden’s fee of approximately $0.1 million had not been paid and was included in accrued expenses in the consolidated balance sheets. During the year ended December 31, 2017, compensation paid to Mr. Darden totaled approximately $0.1 million.

Affiliate Transactions

Prior to the Company’s 2015 Reorganization, Evofem Inc. and Cosmederm were wholly-owned subsidiaries of EvoMed. From October 2015 until the completion of the Company’s Series D financing, the Company and Cosmederm remained entities under common control due to significant common ownership interests. As of July 18, 2016, the Company and Cosmederm were no longer affiliated.

Cosmederm Lease

As more fully described in Operating Leases in Note 6 — Commitments and Contingencies, although the Company and Cosmederm were no longer considered entities under common control the Company remained legally responsible under the UTC Lease in the event of default by Cosmederm. During each of the years ended December 31, 2017 and 2016, Evofem Inc. contributed approximately $0.1 million towards the UTC Lease. The UTC Lease was terminated in March 2017. These amounts are recognized in general and administrative expenses and are included in rent expense in the consolidated statements of operations.

Cosmederm Note

During 2015, the Company and Cosmederm entered a promissory note in favor of Cosmederm (the Cosmederm Note) for an aggregate principal amount of $15.0 million, as amended. The interest rate on the Cosmederm Note was at the applicable federal rate as published by the Internal Revenue Service (AFR). Principal and accrued interest were due in a single lump sum payment upon maturity, August 28, 2016; however, the note allowed for early repayment. During the year ended December 31, 2016, Evofem Inc. made principal and accrued interest payments of approximately $4.8 million.

In July 2016 and in conjunction with the Company’s Series D financing, (i) the Company and Cosmederm amended the Cosmederm Note which (a) reduced the principal amount of the Cosmederm Note to the then outstanding principal balance of $10.0 million and (b) extended the maturity date to August 28, 2018 (the Amended Cosmederm Note) and (ii) Cosmederm assigned the Amended Cosmederm Note to WIM, a stockholder in both companies prior to the assignment. As a condition to closing the Company’s Series D, WIM immediately converted $5.0 million of the Amended Cosmederm Note into 10 shares of the Company’s Series D and cancelled the remaining $5.0 million (the Debt Cancellation).

The Company evaluated both the Amended Cosmederm Note and the Debt Cancellation in accordance with the authoritative guidance for troubled debt restructurings and debt extinguishments. The Company concluded that while the reduction in the principal borrowing capacity and the extension of the maturity date are indicators of a troubled debt restructuring (TDR), the Amended Cosmederm Note did not result in a TDR. Rather, the amended terms were a modification, since (i) Cosmederm did not grant the Company any concessions, (ii) the Company did not provide any equity interest or transfer any assets to Cosmederm in anticipation of the Amended Cosmederm Note, (iii) Evofem Inc. had paid down the principal balance from $15.0 million to $10.0 million and repaid all the accrued interest through the effective date of the Amended Cosmederm Note, and (iv) the extension of the maturity date was provided in anticipation of the assignment to WIM.

The Company determined that the Debt Cancellation was the result of a TDR as (i) the Company had limited cash resources and (ii) the original terms of the Cosmederm Note did not provide for conversion to equity. Since the Debt Cancellation was between related parties, the $5.0 million gain was determined to be a capital contribution and was recorded as additional paid-in capital in the Company’s consolidated balance sheets.

As of December 31, 2017 and 2016, the Company had no receivables from or payable to Cosmederm. The following table summarizes payments and expenses related to the Company’s transactions with Cosmederm as of and for the years ended December 31 (in thousands):

	2017	2016
Payments (including principal and interest on the Cosmederm Note)	$—	$4,976
UTC Lease expenses	$55	$109
Interest expense	$—	$49

EvoMed Debt

Through October 30, 2015, EvoMed had been funding Evofem Inc.’s operations through intercompany debt (the EvoMed Debt). The EvoMed Debt was not formalized in a promissory note; however, EvoMed had no expectation of being repaid in cash and the EvoMed Debt accrued interest at the AFR. As of October 30, 2015, the EvoMed Debt balance was approximately $34.4 million, including accrued interest. During 2015, Evofem Inc. made no principal or accrued interest payments to EvoMed.

As part of the 2015 Reorganization, Evofem Inc. and EvoMed entered into a stock purchase agreement for the issuance of 8,660,572 shares of Evofem Inc.’s Series C-1 convertible preferred stock (Evofem Inc.’s Series C-1) at $3.97 per share. As consideration for the Evofem Inc.’s Series C-1 shares, EvoMed agreed to cancel the EvoMed Debt. The Company evaluated the cancellation of the EvoMed Debt in accordance with the authoritative guidance for TDRs and debt extinguishments and concluded that due to the related party relationship and the 2015 Reorganization, the cancellation of the EvoMed Debt was a debt extinguishment. The Company determined the reacquisition price of the EvoMed Debt equaled the EvoMed Debt balance of $34.4 million, which was also the approximate fair value of the Evofem Inc.’s Series C-1 shares.

Transactions with WCGI and Related Entities (collectively WCG entities)

Overview

In 2009, Saundra Pelletier founded WomanCare Global International, a non-profit organization registered in England and Wales (WCGI) and became WCGI’s chief executive officer. In February 2013, the Company and WCGI formed an alliance (the WCGI Alliance) and Ms. Pelletier also became the Company’s chief executive officer. Concurrent with the forming of the WCGI Alliance, the Company and WCGI entered into (i) a service agreement to which the companies shared resources and employees and (ii) a three-year grant agreement under which the Company provided funding of $4.0 million per year to WCGI.

As more fully described in Note 6 — Commitments and Contingencies, (i) effective in February 2015, the Company and WCGT, a WCGI subsidiary, entered into a sublease for office space and (ii) in October 2015, (a) the Company through its wholly-owned subsidiaries entered into two sublicense agreements, whereby the Company was responsible for paying $5.0 million in annual sublicense fees, net of amounts paid under the grant agreement during 2015, to WCGCIC, also a WCGI affiliate, and (b) the service and grant agreements were cancelled. Sublicense fees are included in research and development expenses in the consolidated statements of operations.

In early 2015, the Company became the corporate sponsor of WCGI’s Then Who Will educational campaign. During each of the years ended December 31, 2017 and 2016, corporate support payments to vendors performing services for the Then Who Will campaign on behalf of WCGI totaled approximately $0.3 million, which are included in general and administrative expenses in the consolidated statements of operations.

Effective January 2016, the Company and WCGI entered into a shared-services agreement (the SSA), which replaced the prior service agreement. Under the terms of the SSA, the Company and WCGI cross charge the other company’s services provided by each entity on behalf of the other. The SSA also allows for netting of due to and due from shared-services fees. As of December 31, 2017 and 2016, net shared-services due to the Company totaled approximately $13,000 and $26,000, respectively. Through December 31, 2016, Ms. Pelletier was being paid directly by each WCGI and the Company. As of January 1, 2017, Ms. Pelletier is no longer paid directly by WCGI and is subject to the Company’s SSA. During the years ended December 31, 2017 and 2016 services provided under the SSA on behalf of WCGI totaled approximately $0.8 million and $0.4 million, respectively.

The following table summarizes receivables, payables, payments and expenses related to the Company’s transactions with WCGI related entities as of and for the years ended December 31 (in thousands):

	2017	2016
Receivables	$17	$30
Payables	$2,077	$3,012
Payments	$1,026	$3,230
Operating expenses	$12	$6,183
Interest expense	$77	$15

Transactions with WCG Cares

In 2013, WCG Cares (WCG), a 501(c)(3) nonprofit organization was incorporated under the laws of the State of California. In February 2017, Ms. Pelletier was elected President and CEO of WCG by the board of directors. In November 2017, Ms. Pelletier was elected Chairperson of the board of directors of WCG and resigned as President and CEO.

In August 2017, the Company agreed to provide WCG with $0.1 million in funding, which was paid to WCG in October 2017, to support the Women Deliver Young Leaders program (Ms. Pelletier joined the board of directors of Women Deliver in 2013 and in May 2017 was appointed as the Chair). The Company also agreed to be a corporate sponsor of WCG’s U.S. education campaign, the Tryst Network, which officially launched in February 2018. As of December 31, 2017, accrued Tryst-related costs totaled $0.2 million.

Variable Interest Entity Considerations

Due to a shared CEO and numerous agreements between the Company and WCGI and the Company and WCG, management reviewed its relationship with both WCGI and its affiliates and WCG in accordance with the authoritative guidance for variable interest entities within Accounting Standards Codification (ASC) 810 —Consolidation. The Company concluded that due to WCGI’s and WCG’s status as not-for-profit entities, the scope exception from qualifying as a variable interest entity was met and, therefore, the Company is not required to consolidate WCGI or WCG.